SUPPLEMENTARY CASH FLOW INFORMATION - Other Non-Cash Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Supplementary Cash Flow Information [Abstract]
Write off of assets	$ 10.7	$ 16.4
Revaluation of employees' pension plan	14.3	3.9
Provision on indirect taxes	5.7	(10.8)
Legal expenses (recoveries)	8.8	(33.0)
Other expenses	10.9	15.7
Total non-cash expenses (recoveries)	$ 50.4	$ (7.8)